Related Party Balances and Transaction (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Aug. 31, 2018	Sep. 30, 2017
Related Party Balances and Transaction [Line Items]
Payments of professional fees (in Yuan Renminbi)	¥ 24,700,000
Xingzhiqiao [Member]
Related Party Balances and Transaction [Line Items]
Equity interest percentage		49.00%	51.00%